Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	ABERDEEN INVESTMENT FUNDS
Central Index Key	0000887210
Amendment Flag	false
Document Creation Date	Jun. 18, 2013
Document Effective Date	Jun. 21, 2013
Prospectus Date	Jun. 21, 2013
Aberdeen Select International Equity Fund | Class A
Risk/Return:
Trading Symbol	BJBIX
Aberdeen Select International Equity Fund | Class I
Risk/Return:
Trading Symbol	JIEIX
Aberdeen Select International Equity Fund II | Class A
Risk/Return:
Trading Symbol	JETAX
Aberdeen Select International Equity Fund II | Class I
Risk/Return:
Trading Symbol	JETIX
Aberdeen Total Return Bond Fund | Class A
Risk/Return:
Trading Symbol	BJBGX
Aberdeen Total Return Bond Fund | Class I
Risk/Return:
Trading Symbol	JBGIX
Aberdeen Global High Income Fund | Class A
Risk/Return:
Trading Symbol	BJBHX
Aberdeen Global High Income Fund | Class I
Risk/Return:
Trading Symbol	JHYIX